UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of

Registered Management Investment Company

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 1, 2015 - June 30, 2016

Steven I. Koszalka

American Funds Target Date Retirement Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Item 1: Proxy Voting Record

Fund Name : American Funds 2060 Target Date Retirement Fund
Fund Name : American Funds 2055 Target Date Retirement Fund
Fund Name : American Funds 2050 Target Date Retirement Fund
Fund Name : American Funds 2045 Target Date Retirement Fund
Fund Name : American Funds 2040 Target Date Retirement Fund
Fund Name : American Funds 2035 Target Date Retirement Fund
Fund Name : American Funds 2030 Target Date Retirement Fund
Fund Name : American Funds 2025 Target Date Retirement Fund
Fund Name : American Funds 2020 Target Date Retirement Fund
Fund Name : American Funds 2015 Target Date Retirement Fund
Fund Name : American Funds 2010 Target Date Retirement Fund

Reporting Period: July 01, 2015 - June 30, 2016

The Funds did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

(Registrant)

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: August 26, 2016